Basis of Preparation	12 Months Ended
Dec. 31, 2022
Basis of Preparation [Abstract]
Basis of Preparation	BASIS OF PREPARATION
(a)Statement of compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”). These consolidated financial statements were approved and authorized for issuance by the Board of Directors on February 21, 2023.
(b)Basis of measurement
These consolidated financial statements have been prepared on a historical cost basis except for certain financial instruments, which are measured at fair value, and certain inventories written down to net realizable value (“NRV”).
(c)Basis of consolidation
These consolidated financial statements include the accounts of the Company, its subsidiaries and its 60% interest in the Greenstone joint operation. Subsidiaries are entities controlled by the Company. Control is defined as Equinox Gold having power over the entity, exposure or rights to variable returns from its involvement with the entity, and the ability to use its power to affect the amount of returns. Joint operations are assets and liabilities that are jointly controlled with another party.
2.    BASIS OF PREPARATION (CONTINUED)
(c)Basis of consolidation (continued)
All intercompany transactions and balances, or in the case of Greenstone, the Company’s share of such transactions and balances, are eliminated on consolidation.
(d)Presentation currency
Except as otherwise noted, these consolidated financial statements are presented in United States dollars (“US dollars” or “USD”). All references to C$ are to Canadian dollars (“CAD”).
(e)Functional currency, and foreign currency transactions and translation
(i)Functional currency
The functional currency of the Company and each of its subsidiaries and joint operation is determined by the currency of the primary economic environment in which the entity operates. The functional currency of the Company and its subsidiaries is the US dollar. The functional currency of the Company’s joint operation, Greenstone, is the Canadian dollar.
(ii)Foreign currency transactions
Transactions in currencies other than the functional currency of an entity (“foreign currencies”) are initially recognized in the functional currency by applying the exchange rates prevailing at the date of the transaction. At the end of each reporting period: (i) monetary assets and liabilities denominated in foreign currencies are translated at the exchange rate prevailing at the date of the statement of financial position; and (ii) non-monetary assets and liabilities denominated in foreign currencies are translated at historical exchange rates, unless the item is measured at fair value, in which case it is translated at the exchange rate in effect at the date when the fair value was determined. Resulting foreign exchange gains and losses are recognized in net income or loss. Foreign currency gains and losses are reported on a net basis.
(iii)Foreign currency translation
The Company translates the results and financial position of Greenstone, which has a Canadian dollar functional currency, into the US dollar presentation currency using the following procedures:
•Assets and liabilities are translated at the exchange rate prevailing at the date of the statement of financial position;
•Revenues and expenses are translated at the exchange rates on the dates of the transactions, or at exchange rates that approximate the actual exchange rates, for example, the average exchange rate for the period; and
•Exchange gains and losses on translation are recognized in other comprehensive income or loss (“OCI”).
(f)Comparative information
Certain comparative amounts have been reclassified to conform with the current year’s financial statement presentation. Such reclassifications were not considered material.